Borrowings (Details) - USD ($)	Jul. 23, 2023	Aug. 17, 2020
Borrowings [Line Items]
Maturity term	66 months
Term Loans [Member]
Borrowings [Line Items]
Total facility	$ 240,211	$ 239,499
Maturity term		180 months
Interest Rate	3.50%	3.20%